Schedule of Components of Income/(Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (UK)					$ (19,424)	$ (10,267)
Foreign					(367)	259
Net loss before income tax	$ (7,488)	$ (2,895)	$ (13,088)	$ (16,019)	$ (19,791)	$ (10,008)